Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Bread Financial 401(k) Plan
EIN #13-3163498 Plan #001
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost (1)	(e) Current Value
*	Bread Financial Holdings, Inc.	Employer common stock		$14,736,081
	Vanguard Fiduciary Trust Company Target Retirement Income Trust	Collective investment trust		8,811,230
	Vanguard Fiduciary Trust Company Target Retirement 2020 Trust	Collective investment trust		13,172,986
	Vanguard Fiduciary Trust Company Target Retirement 2025 Trust	Collective investment trust		51,360,683
	Vanguard Fiduciary Trust Company Target Retirement 2030 Trust	Collective investment trust		76,051,508
	Vanguard Fiduciary Trust Company Target Retirement 2035 Trust	Collective investment trust		118,630,532
	Vanguard Fiduciary Trust Company Target Retirement 2040 Trust	Collective investment trust		122,754,536
	Vanguard Fiduciary Trust Company Target Retirement 2045 Trust	Collective investment trust		108,799,189
	Vanguard Fiduciary Trust Company Target Retirement 2050 Trust	Collective investment trust		95,616,935
	Vanguard Fiduciary Trust Company Target Retirement 2055 Trust	Collective investment trust		64,732,542
	Vanguard Fiduciary Trust Company Target Retirement 2060 Trust	Collective investment trust		24,299,036
	Vanguard Fiduciary Trust Company Target Retirement 2065 Trust	Collective investment trust		7,026,598
	Vanguard Fiduciary Trust Company Target Retirement 2070 Trust	Collective investment trust		1,574,312
	Acadian All Country World ex US Equity Fund	Collective investment trust		16,537,601
	Columbia Trust Small Cap Value II Fund	Collective investment trust		13,443,446
	Galliard Stable Return Fund	Collective investment trust		25,512,606
	Jennison Growth Equity Fund	Collective investment trust		32,557,603
	TCW MetWest Total Return Bond	Collective investment trust		9,754,519
	Wasatch Core Growth CIT	Collective investment trust		10,901,637
	Dodge & Cox Stock Fund	Mutual fund		30,838,747
	Vanguard Extended Market Index Fund	Mutual fund		22,639,381
	Vanguard Institutional Index Fund	Mutual fund		118,278,367
	Vanguard Total Intl Stock Index Admiral Fund	Mutual fund		28,685,750
	Vanguard Total Bond Market Index Admiral Fund	Mutual fund		19,834,935
*	T. Rowe Price Government Money Fund	Mutual fund		86,729
*	Self-Managed Brokerage			21,314,511
*	Participant Loans	Interest rates of 5.25% - 10.50%, maturing through 2039	-	$12,234,564
____________________________________
*Represents a party-in-interest
(1)Cost information omitted – investment is part of individual account plan that a participant or beneficiary directed with respect to assets allocated to his or her account.